UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: September 30
Date of reporting period: March 31, 2005

ITEM 1.      REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
SMALL CAP GROWTH FUND

STYLE PURE SERIES | SEMI-ANNUAL REPORT | MARCH 31, 2005

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N OT B A N K G U A R A N T E E D • M A Y L O S E V A L U E

TIMOTHY WOODS PORTFOLIO MANAGER	Style Pure Series Semi-Annual Report • March 31, 2005 SMITH BARNEY SMALL CAP GROWTH FUND
TIMOTHY WOODS, CFA Timothy Woods, CFA has 21 years of securities business experience. Education: BS in Accounting from Florida A&M, MBA in Finance from the University of Pennsylvania’s Wharton School of Business. FUND OBJECTIVE The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of high growth small capitalization companies, and related investments.	What's Inside Letter from the Chairman	1
	Fund at a Glance	3
	Fund Expenses	4
	Schedule of Investments	6
	Statement of Assets and Liabilities	11
	Statement of Operations	12
	Statements of Changes in Net Assets	13
	Financial Highlights	14
	Notes to Financial Statements	17

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. On April 28, after the reporting period ended, the first quarter 2005 GDP estimates came in at 3.1% .

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three 0.25% rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii by 0.25% increments four times during the reporting period. This brought the target for the federal funds rate to 2.75% by the end of March. The Fed raised its target rate by an additional 0.25% to 3.00% at its May meeting, after the Fund’s reporting period.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer
During the six months covered by this report, the U.S. stock market generated positive results, with the S&P 500 Indexiv returning 6.88% . After treading water early in the period, from late October 2004 through the end of the year, equities in both the U.S. and abroad rallied sharply. Investors were drawn to the market as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, but subsequently rallied in February and early March. However, toward the end of the period the market fell sharply, as oil prices reached new record highs and investors were concerned that the Fed may become more aggressive in terms of raising interest rates.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, small- and mid-cap stocks generally outperformed their large-cap brethren during the period.

PERFORMANCE SNAPSHOT
AS OF MARCH 31, 2005
(excluding sales charges)
(unaudited)

6 Months

Small Cap Growth Fund — Class A Shares	5.57%

Russell 2000 Growth Index	7.23%

Lipper Small-Cap Growth Funds Category Average	8.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class 1 shares returned 5.59%, Class B shares returned 5.20%, Class C shares returned 5.26% and Class Y shares returned 5.94% over the six months ended March 31, 2005.

1 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Performance Review

For the six months ended March 31, 2005, Class A shares of the Smith Barney Small Cap Growth Fund, excluding sales charges, returned 5.57% . These shares underperformed the Fund’s unmanaged benchmark, the Russell 2000 Growth Index,v which returned 7.23% for the same period.The Lipper Small-Cap Growth Funds Category Averagevi was 8.04% over the same time frame.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 3, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

[v]	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

vi	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended March 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 533 funds in the Fund’s Lipper category, and excluding sales charges.

2 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

3 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2004 and held for the six months ended March 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class 1	5.59%	$1,000.00	$1,055.90	1.47%	$7.53

Class A	5.57	1,000.00	1,055.70	1.48	7.59

Class B	5.20	1,000.00	1,052.00	2.17	11.10

Class C	5.26	1,000.00	1,052.60	1.97	10.08

Class Y	5.94	1,000.00	1,059.40	0.80	4.11

(1)	For the six months ended March 31, 2005.

(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results.

(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class 1	5.00%	$1,000.00	$1,017.60	1.47%	$7.39

Class A	5.00	1,000.00	1,017.55	1.48	7.44

Class B	5.00	1,000.00	1,014.11	2.17	10.90

Class C	5.00	1,000.00	1,015.11	1.97	9.90

Class Y	5.00	1,000.00	1,020.94	0.80	4.03

(1)	For the six months ended March 31, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES		SECURITY	VALUE

COMMON STOCK — 97.2%
CONSUMER DISCRETIONARY — 15.4%
Hotels, Restaurants and Leisure — 7.2%
126,000	Applebee’s International, Inc.		$3,472,560
48,700	Gaylord Entertainment Co. (a)		1,967,480
62,500	Red Robin Gourmet Burgers, Inc. (a)		3,181,875
118,800	Shuffle Master, Inc. (a)		3,440,448
100,000	Station Casinos, Inc.		6,755,000
121,500	WMS Industries Inc. (a)		3,421,440

			22,238,803

Household Durables — 0.8%
35,100	Standard Pacific Corp.		2,533,869

Media — 2.1%
92,400	Getty Images, Inc. (a)		6,570,564

Specialty Retail — 4.5%
51,500	Aeropostale, Inc. (a)		1,686,625
192,700	Chico’s FAS, Inc. (a)		5,445,702
97,200	Dick’s Sporting Goods, Inc. (a)		3,570,156
62,600	Guitar Center, Inc. (a)		3,432,358

			14,134,841

Textiles and Apparel — 0.8%
46,600	Columbia Sportswear Co. (a)		2,480,518

	TOTAL CONSUMER DISCRETIONARY		47,958,595

CONSUMER STAPLES — 1.6%
Household Products — 0.9%
154,000	Prestige Brands Holdings, Inc. (a)		2,718,100

Personal Products — 0.7%
71,400	Steiner Leisure Ltd. (a)		2,334,066

	TOTAL CONSUMER STAPLES		5,052,166

ENERGY — 7.6%
Energy Equipment and Services — 3.8%
32,600	Atwood Oceanics, Inc. (a)		2,169,204
72,200	Cal Dive International, Inc. (a)		3,270,660
87,700	FMC Technologies, Inc. (a)		2,909,886
114,500	Rowan Cos., Inc. (a)		3,426,985

			11,776,735

Oil and Gas — 3.8%
15,000	Bill Barret Corp. (a)		433,650
127,300	Comstock Resources, Inc. (a)		3,658,602
65,600	Energy Partners, Ltd. (a)		1,703,632
56,600	Ultra Petroleum Corp. (a)		2,875,280
82,100	Whiting Petroleum Corp. (a)		3,348,038

			12,019,202

	TOTAL ENERGY		23,795,937

See Notes to Financial Statements.

6 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES		SECURITY	VALUE

EXCHANGE TRADED FUND — 0.8%
17,800	Biotech HOLDRS Trust		$2,506,062

FINANCIALS — 10.5%
Banks — 5.7%
191,700	BankAtlantic Bancorp, Inc., Class A Shares		3,335,580
142,300	BankUnited Financial Corp., Class A Shares		3,822,178
91,300	East West Bancorp, Inc.		3,370,796
55,000	Main Street Banks, Inc.		1,456,400
25,000	Preferred Bank		997,500
2,400	PrivateBancorp, Inc.		75,384
62,200	Westamerica Bancorp.		3,220,094
30,000	Wintrust Financial Corp.		1,412,700

			17,690,632

Diversified Financials — 2.4%
65,100	Affiliated Managers Group (a)		4,038,153
60,000	The First Marblehead Corp. (a)		3,451,800

			7,489,953

Insurance — 1.2%
45,100	Everest Re Group, Ltd.		3,838,461

Real Estate —	1.2%
30,400	Alexanderia Real Estate Equities, Inc.		1,957,152
100,000	Education Realty Trust, Inc.		1,663,000

			3,620,152

	TOTAL FINANCIALS		32,639,198

HEALTHCARE — 19.7%
Biotechnology	— 4.8%
84,300	CV Therapeutics, Inc. (a)		1,716,348
119,300	Gen-Probe Inc. (a)		5,316,008
54,700	Onyx Pharmaceuticals, Inc. (a)		1,714,845
104,900	Protein Design Labs, Inc. (a)		1,677,351
86,600	Serologicals Corp. (a)		2,116,504
95,000	Transkaryotic Therapies, Inc. (a)		2,371,675

			14,912,731

Healthcare Equipment and Supplies — 2.8%
63,000	Dade Behring Holdings, Inc. (a)		3,712,590
113,300	Kyphon Inc. (a)		2,851,761
36,500	ResMed, Inc. (a)		2,058,600

			8,622,951

Healthcare Providers and Services — 9.7%
78,000	Amedisys, Inc. (a)		2,359,500
120,000	Centene Corp. (a)		3,598,800
63,400	LifePoint Hospitals, Inc. (a)		2,779,456
95,700	Matria Healthcare, Inc. (a)		2,938,947
90,300	Psychiatric Solutions, Inc. (a)		4,153,800
116,600	Sierra Health Services, Inc. (a)		7,443,744
132,900	VCA Antech, Inc. (a)		2,688,567
104,400	Ventiv Health, Inc. (a)		2,401,200
57,100	WellCare Health Plans, Inc. (a)		1,739,266

			30,103,280

See Notes to Financial Statements.

7 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES		SECURITY	VALUE

Pharmaceuticals — 2.4%
156,700	Impax Laboratories, Inc. (a)		$2,507,200
84,700	MGI PHARMA, Inc. (a)		2,140,369
92,200	Taro Pharmaceutical Industries Ltd. (a)		2,909,832

			7,557,401

	TOTAL HEALTHCARE		61,196,363

INDUSTRIALS — 12.9%
Commercial Services and Supplies — 7.4%
111,800	Alliance Data Systems Corp. (a)		4,516,720
80,700	The Corporate Executive Board Co.		5,160,765
158,800	DiamondCluster International, Inc. (a)		2,556,680
182,100	Labor Ready, Inc. (a)		3,396,165
132,400	Mobile Mini, Inc. (a)		5,350,284
101,300	Resources Connection, Inc. (a)		2,120,209

			23,100,823

Machinery — 1.9%
60,700	Actuant Corp., Class A Shares (a)		2,726,644
89,550	Joy Global Inc.		3,139,623

			5,866,267

Road and Rail — 2.3%
142,600	Landstar System, Inc. (a)		4,670,150
80,200	Old Dominion Freight Line, Inc. (a)		2,498,230

			7,168,380

Trading Companies and Distributors — 1.3%
129,500	MSC Industrial Direct Co., Inc., Class A Shares		3,957,520

	TOTAL INDUSTRIALS		40,092,990

INFORMATION TECHNOLOGY — 22.3%
Communications Equipment — 1.7%
79,300	F5 Networks, Inc. (a)		4,003,857
215,700	FalconStor Software, Inc. (a)		1,287,729

			5,291,586

Computers and Peripherals — 1.0%
61,000	Avid Technology, Inc. (a)		3,301,320

Electronic Equipment and Instruments — 2.7%
72,250	Benchmark Electronics, Inc. (a)		2,299,718
59,000	FLIR Systems, Inc. (a)		1,787,700
35,300	ScanSource Inc. (a)		1,829,599
71,600	Trimble Navigation Ltd. (a)		2,420,796

			8,337,813

Internet Software and Services — 3.7%
247,900	CNET Networks, Inc. (a)		2,340,176
72,000	InfoSpace, Inc. (a)		2,939,760
53,700	j2 Global Communications, Inc. (a)		1,842,447
160,200	NETGEAR, Inc. (a)		2,417,418
179,800	Valueclick Inc. (a)		1,907,678

			11,447,479

See Notes to Financial Statements.

8 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES		SECURITY	VALUE

Semiconductor Equipment and Products — 8.1%
77,400	ATMI, Inc. (a)		$1,938,096
181,200	Cypress Semiconductor Corp. (a)		2,283,120
283,400	Mattson Technology, Inc. (a)		2,250,196
155,000	MEMC Electronic Materials, Inc. (a)		2,084,750
163,400	Microsemi Corp. (a)		2,661,786
206,900	MIPS Technologies, Inc. (a)		2,379,350
437,200	MPS Group, Inc. (a)		4,594,972
418,700	ON Semiconductor Corp. (a)		1,653,865
69,400	PortalPlayer, Inc. (a)		1,584,402
45,000	SigmaTel Inc. (a)		1,684,350
51,100	Tessera Technologies, Inc. (a)		2,209,053

			25,323,940

Software — 5.1%
171,800	Epicor Software Corp. (a)		2,250,580
84,300	Hyperion Solutions Corp. (a)		3,718,473
244,400	Informatica Corp. (a)		2,021,188
57,200	Mercury Interactive Corp. (a)		2,710,136
251,000	Quest Software, Inc. (a)		3,473,840
73,900	SS&C Technologies, Inc.		1,684,920

			15,859,137

	TOTAL INFORMATION TECHNOLOGY		69,561,275

MATERIALS — 5.0%
Chemicals — 1.6%
71,100	Georgia Gulf Corp.		3,269,178
193,300	PolyOne Corp. (a)		1,716,504

			4,985,682

Containers and Packaging — 1.6%
109,100	Jarden Corp. (a)		5,005,508

Metals and Mining — 1.8%
8,000	Cleveland-Cliffs Inc.		582,960
131,900	Compass Minerals International, Inc.		3,356,855
46,100	Steel Dynamics, Inc.		1,588,145

			5,527,960

	TOTAL MATERIALS		15,519,150

TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
207,800	Alamosa Holdings, Inc. (a)		2,425,026
300,000	UbiquiTel Inc. (a)		2,010,000

	TOTAL TELECOMMUNICATION SERVICES		4,435,026

	TOTAL COMMON STOCK
	(Cost — $226,825,856)		302,756,762

See Notes to Financial Statements.

9 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 1.4%
$4,304,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with
	Morgan Stanley, 2.850% due 4/1/05; Proceeds at maturity — $4,304,341;
	(Fully collateralized by Fannie Mae Discount Notes, due 4/13/05 to 2/24/06;
	Market value — $4,390,115) (Cost — $4,304,000)	$4,304,000

	TOTAL INVESTMENTS — 98.6% (Cost — $231,129,856*)	307,060,762
	Other Assets in Excess of Liabilities — 1.4%	4,412,256

	TOTAL NET ASSETS — 100.0%	$311,473,018

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
HOLDRS — Holding Company Depositary Receipts

See Notes to Financial Statements.

10 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	March 31, 2005

ASSETS:
Investments, at value (Cost — $231,129,856)	$307,060,762
Cash	37
Receivable for securities sold	9,855,391
Receivable for Fund shares sold	64,430
Dividends and interest receivable	55,832
Prepaid expenses	27,305

Total Assets	317,063,757

LIABILITIES:
Payable for securities purchased	4,829,670
Management fee payable	217,063
Payable for Fund shares reacquired	196,222
Transfer agency service fees payable	185,503
Distribution plan fees payable	56,894
Directors’ fees payable	5,891
Accrued expenses	99,496

Total Liabilities	5,590,739

Total Net Assets	$311,473,018

NET ASSETS:
Par value of capital shares (Note 5)	$32,479
Capital paid in excess of par value	578,783,963
Accumulated net investment loss	(2,167,935)
Accumulated net realized loss from investment transactions	(341,106,395)
Net unrealized appreciation of investments	75,930,906

Total Net Assets	$311,473,018

Shares Outstanding:
Class 1	646,454

Class A	14,013,416

Class B	10,311,103

Class C	1,843,344

Class Y	5,664,869

Net Asset Value:
Class 1 (and redemption price)	$9.63

Class A (and redemption price)	$9.67

Class B *	$9.30

Class C *	$9.40

Class Y (and redemption price)	$9.98

Maximum Public Offering Price Per Share:
Class 1 (based on maximum sales charge of 8.50%)	$10.52

Class A (based on maximum sales charge of 5.00%)	$10.18

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

11 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
Dividends	$457,337
Interest	76,347
Less: Foreign withholding tax	(3,545)

Total Investment Income	530,139

EXPENSES:
Management fee (Note 2)	1,303,747
Distribution plan fees (Notes 2 and 4)	774,087
Transfer agency service fees (Notes 2 and 4)	456,807
Shareholder communications (Note 4)	71,898
Registration fees	25,218
Audit and legal	21,918
Custody	19,234
Directors’ fees	14,211
Other	10,954

Total Expenses	2,698,074

Net Investment Loss	(2,167,935)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net realized gain from investment transactions	19,040,990
Net change in unrealized appreciation/depreciation	2,098,755

Net Gain on Investments	21,139,745

Increase in Net Assets From Operations	$18,971,810

See Notes to Financial Statements.

12 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005 (unaudited)
and the Year Ended September 30, 2004
	2005	2004

OPERATIONS:
Net investment loss	$(2,167,935)	$(4,399,726)
Net realized gain	19,040,990	30,800,068
Net change in unrealized appreciation/depreciation	2,098,755	(9,738,487)

Increase in Net Assets From Operations	18,971,810	16,661,855

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	12,433,006	38,410,776
Cost of shares reacquired	(53,726,719)	(55,437,898)

Decrease in Net Assets From Fund Share Transactions	(41,293,713)	(17,027,122)

Decrease in Net Assets	(22,321,903)	(365,267)
NET ASSETS:
Beginning of period	333,794,921	334,160,188

End of period*	$311,473,018	$333,794,921

* Includes accumulated net investment loss of:	$(2,167,935)	—

See Notes to Financial Statements.

13 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year or period ended September 30, unless otherwise noted:

Class 1 Shares(1)	2005	(2)	2004		2003	2002	2001	2000	(3)

Net Asset Value, Beginning of Period	$9.12		$8.68		$6.59	$8.11	$17.13	$16.78

Income (Loss) From Operations:
Net investment loss	(0.06)		(0.10)		(0.12)	(0.12)	(0.11)	(0.00	)*
Net realized and unrealized gain (loss)	0.57		0.54		2.21	(1.40)	(8.91)	0.35

Total Income (Loss) From Operations	0.51		0.44		2.09	(1.52)	(9.02)	0.35

Net Asset Value, End of Period	$9.63		$9.12		$8.68	$6.59	$8.11	$17.13

Total Return(4)	5.59	%‡	5.07%		31.71%	(18.74)%	(52.66)%	2.09	%‡

Net Assets, End of Period (000s)	$6,223		$6,240		$6,279	$4,984	$6,243	$0	**

Ratios to Average Net Assets:
Expenses	1.47	%†	1.32	%(5)	1.91%	1.62%	1.29%	0.00	%#†
Net investment loss	(1.16	)†	(1.07)		(1.63)	(1.32)	(0.87)	(0.00	)#†

Portfolio Turnover Rate	41%		118%		115%	96%	223%	105%

Class A Shares(1)	2005	(2)	2004		2003	2002	2001	2000	(6)

Net Asset Value, Beginning of Period	$9.16		$8.72		$6.59	$8.10	$17.13	$11.40

Income (Loss) From Operations:
Net investment loss	(0.06)		(0.11)		(0.09)	(0.11)	(0.11)	(0.10)
Net realized and unrealized gain (loss)	0.57		0.55		2.22	(1.40)	(8.92)	5.85

Total Income (Loss) From Operations	0.51		0.44		2.13	(1.51)	(9.03)	5.75

Less Distributions From:
Return of capital	—		—		—	—	—	(0.02)

Total Distributions	—		—		—	—	—	(0.02)

Net Asset Value, End of Period	$9.67		$9.16		$8.72	$6.59	$8.10	$17.13

Total Return(4)	5.57	%‡	5.05%		32.32%	(18.64)%	(52.71)%	50.45	%‡

Net Assets, End of Period (000s)	$135,453		$136,049		$134,160	$96,991	$109,386	$52,672

Ratios to Average Net Assets:
Expenses	1.48	%†	1.35	%(5)	1.52%	1.52%	1.34%	1.25	%†
Net investment loss	(1.18	)†	(1.11)		(1.25)	(1.22)	(0.92)	(0.70	)†

Portfolio Turnover Rate	41%		118%		115%	96%	223%	105%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended March 31, 2005 (unaudited).
(3)	For the period September 11, 2000 (inception date) to September 30, 2000.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager voluntarily waived a portion of its fees for the year ended September 30, 2004. If such fees were not voluntarily waived, the actual expense ratios would have been 1.34% and 1.37% for Class 1 and A shares, respectively.
(6)	For the period November 30, 1999 (inception date) to September 30, 2000.
*	Amount represents less than $0.01 per share.
**	Amount represents less than $1,000.
#	Amount represents less than 0.01%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

14 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended September 30, unless otherwise noted:

Class B Shares(1)	2005	(2)	2004		2003	2002	2001	2000	(3)

Net Asset Value, Beginning of Period	$8.84		$8.48		$6.46	$8.00	$17.03	$11.40

Income (Loss) From Operations:
Net investment loss	(0.09)		(0.17)		(0.14)	(0.17)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	0.55		0.53		2.16	(1.37)	(8.83)	5.84

Total Income (Loss) From Operations	0.46		0.36		2.02	(1.54)	(9.03)	5.64

Less Distributions From:
Return of capital	—		—		—	—	—	(0.01)

Total Distributions	—		—		—	—	—	(0.01)

Net Asset Value, End of Period	$9.30		$8.84		$8.48	$6.46	$8.00	$17.03

Total Return(4)	5.20	%‡	4.25%		31.27%	(19.25)%	(53.02)%	49.48	%‡

Net Assets, End of Period (000s)	$95,935		$96,470		$98,445	$84,984	$116,761	$76,784

Ratios to Average Net Assets:
Expenses	2.17	%†	2.08	%(5)	2.26%	2.26%	2.07%	2.00	%†
Net investment loss	(1.87	)†	(1.83)		(1.98)	(1.96)	(1.65)	(1.45	)†

Portfolio Turnover Rate	41%		118%		115%	96%	223%	105%

Class C Shares(1)(6)	2005	(2)	2004		2003	2002	2001	2000	(3)

Net Asset Value, Beginning of Period	$8.93		$8.55		$6.50	$8.02	$17.04	$11.40

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.16)		(0.12)	(0.15)	(0.17)	(0.20)
Net realized and unrealized gain (loss)	0.55		0.54		2.17	(1.37)	(8.85)	5.85

Total Income (Loss) From Operations	0.47		0.38		2.05	(1.52)	(9.02)	5.65

Less Distributions From:
Return of capital	—		—		—	—	—	(0.01)

Total Distributions	—		—		—	—	—	(0.01)

Net Asset Value, End of Period	$9.40		$8.93		$8.55	$6.50	$8.02	$17.04

Total Return(4)	5.26	%‡	4.44%		31.54%	(18.95)%	(52.93)%	49.56	%‡

Net Assets, End of Period (000s)	$17,331		$19,209		$21,514	$18,358	$26,368	$60,600

Ratios to Average Net Assets:
Expenses	1.97	%†	1.94	%(5)	1.97%	2.01%	1.93%	1.99	%†
Net investment loss	(1.67	)†	(1.70)		(1.69)	(1.71)	(1.50)	(1.44	)†

Portfolio Turnover Rate	41%		118%		115%	96%	223%	105%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended March 31, 2005 (unaudited).
(3)	For the period November 30, 1999 (inception date) to September 30, 2000.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager voluntarily waived a portion of its fees for the year ended September 30, 2004. If such fees were not voluntarily waived, the actual expense ratios would have been 2.10% and 1.96% for Class B and C shares, respectively.
(6)	Effective April 29, 2004, Class L shares were renamed as Class C shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

15 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended September 30, unless otherwise noted:

Class Y Shares(1)	2005	(2)	2004		2003	2002	2001	2000	(3)

Net Asset Value, Beginning of Period	$9.42		$8.92		$6.70	$8.17	$17.17	$18.59

Income (Loss) From Operations:
Net investment loss	(0.03)		(0.05)		(0.04)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.59		0.55		2.26	(1.42)	(8.95)	(1.39)

Total Income (Loss) From Operations	0.56		0.50		2.22	(1.47)	(9.00)	(1.42)

Net Asset Value, End of Period	$9.98		$9.42		$8.92	$6.70	$8.17	$17.17

Total Return(4)	5.94	%‡	5.61%		33.13%	(17.99)%	(52.42)%	(7.64	)%‡

Net Assets, End of Period (000s)	$56,531		$75,827		$73,762	$55,575	$66,758	$115,952

Ratios to Average Net Assets:
Expenses	0.80	%†	0.77	%(5)	0.80%	0.84%	0.80%	0.86	%†
Net investment loss	(0.50	)†	(0.53)		(0.52)	(0.54)	(0.39)	(0.31	)†

Portfolio Turnover Rate	41%		118%		115%	96%	223%	105%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended March 31, 2005 (unaudited).
(3)	For the period February 23, 2000 (inception date) to September 30, 2000.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager voluntarily waived a portion of its fees for the year ended September 30, 2004. If such fees were not voluntarily waived, the actual expense ratio would have been 0.79% for Class Y shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

16 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Growth Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing sales price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities traded in over-the-counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotations on the exchange or market determined to be the pricing market for such securities.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest.To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence.The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

17 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets.This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended March 31, 2005, the Fund paid transfer agent fees of $177,248 to CTB.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

There are maximum sales charges of 8.50% and 5.00% for Class 1 and A shares, respectively.There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.These purchases do not incur an initial sales charge.

For the six months ended March 31, 2005, CGM and its affiliates received sales charges of approximately $9,000 and $240,000 on sales of the Fund’s Class 1 and A shares, respectively. In addition, for the six months ended March 31, 2005, CDSCs paid to CGM and its affiliates were approximately:

	Class A	Class B	Class C

CDSCs	$0*	$111,000	$1,000

*	Amount represents less than $1,000.

18 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended March 31, 2005, CGM and its affiliates received brokerage commissions of $5,236.

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3. Investments

During the six months ended March 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$139,533,061

Sales	182,701,178

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$80,002,284
Gross unrealized depreciation	(4,071,378)

Net unrealized appreciation	$75,930,906

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class.The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended March 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Rule 12b-1 Distribution Plan Fees	$177,074	$501,773	$95,240

For the six months ended March 31, 2005, total Transfer Agency Service fees were as follows:

	Class 1	Class A	Class B	Class C	Class Y

Transfer Agency Service Fees	$20,543	$266,051	$157,478	$12,653	$82

For the six months ended March 31, 2005, total Shareholder Communication expenses were as follows:

	Class 1	Class A	Class B	Class C	Class Y

Shareholder Communication Expenses	$1,293	$38,899	$27,585	$3,548	$573

19 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5. Capital Shares

At March 31, 2005, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2005		Year Ended September 30, 2004

	Shares	Amount	Shares		Amount

Class 1
Shares sold	29,012	$278,443	67,859		$643,883
Shares reacquired	(66,844)	(656,693)	(107,228)		(1,002,247)

Net Decrease	(37,832)	$(378,250)	(39,369)		$(358,364)

Class A
Shares sold	682,899	$6,716,565	2,200,595		$20,937,514
Shares reacquired	(1,526,302)	(15,034,105)	(2,733,959)		(25,798,132)

Net Decrease	(843,403)	$(8,317,540)	(533,364)		$(4,860,618)

Class B
Shares sold	523,157	$4,956,103	1,447,969		$13,385,714
Shares reacquired	(1,118,934)	(10,603,880)	(2,148,926)		(19,726,132)

Net Decrease	(595,777)	$(5,647,777)	(700,957)		$(6,340,418)

Class C†
Shares sold	50,647	$481,820	369,847		$3,443,665
Shares reacquired	(358,581)	(3,442,724)	(734,967)		(6,777,910)

Net Decrease	(307,934)	$(2,960,904)	(365,120)		$(3,334,245)

Class Y
Shares sold	7	$75	—		—
Shares reacquired	(2,383,273)	(23,989,317)	(223,960)		$(2,133,477)

Net Decrease	(2,383,266)	$(23,989,242)	(223,960)	$	(2,133,477)

†	Effective April 29, 2004, Class L shares were renamed as Class C shares.

6. Capital Loss Carryforward

On September 30, 2004, the Fund had, for federal income tax purposes, a net capital loss carryforward of $360,142,533, of which $81,453,115 expires in 2009, $184,437,252 expires in 2010 and $94,252,166 expires in 2011. This amount will be available to offset any future taxable capital gains.

7. Additional Information

Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) have submitted an Offer of Settlement of an administrative proceeding to the U.S. Securities and Exchange Commission (“SEC”) in connection with an investigation into the 1999 appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”). SBFM and CGMI understand that the SEC has accepted the Offer of Settlement, but has not yet issued the administrative order.

The SEC order will find that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order will find that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First

20 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”) had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI.The order also will find that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement will not establish wrongdoing or liability for purposes of any other proceeding.

The SEC will censure SBFM and CGMI and order them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.The order will require Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC.The distribution plan may also include a portion of certain escrowed transfer agency fees, in accordance with the terms of the order.

The order will require SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also will be required to comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of the affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions.The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and comepen-satory and punitive damages, rescission of the Funds’ contracts with the Advisers, pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against

21 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

22 Smith Barney Small Cap Growth Fund | 2005 Semi-Annual Report

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SMITH BARNEY
SMALL CAP GROWTH FUND

DIRECTORS	INVESTMENT MANAGER
Paul R. Ades	Smith Barney Fund Management LLC
Dwight B. Crane
R. Jay Gerken, CFA	DISTRIBUTORS
Chairman	Citigroup Global Markets Inc.
Frank G. Hubbard	PFS Distributors, Inc.
Jerome H. Miller
Ken Miller	CUSTODIAN
State Street Bank and
OFFICERS	Trust Company
R. Jay Gerken, CFA
President and	TRANSFER AGENT
Chief Executive Officer	Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
Andrew B. Shoup	New York, New York 10004
Senior Vice President and
Chief Administrative Officer	SUB-TRANSFER AGENTS
PFPC Inc.
Kaprel Ozsolak	P.O. Box 9699
Chief Financial Officer	Providence, Rhode Island
and Treasurer	02940-9699

Timothy Woods, CFA	Primerica Shareholder Services
Vice President and	P.O. Box 9662
Investment Officer	Providence, Rhode Island
02940-9662
Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Investment Funds Inc.

Smith Barney Small Cap Growth Fund The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

This report is submitted for general information of the shareholders of Smith Barney Investment Funds Inc. — Smith Barney Small Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY SMALL CAP GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.	©2005 Citigroup Global Markets Inc. Member NASD, SIPC FD01884 5/05 05-8494

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

	(a)	Not applicable.

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Investment Funds Inc.

Date: June 9, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Investment Funds Inc.

Date: June 9, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Smith Barney Investment Funds Inc.

Date: June 9, 2005